Note 4 - Discontinued Operations - Lease Costs Recorded in the Company's Financial Statements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Total lease cost, discontinued operations		$ 572,935	$ 754,653
Total lease cost		572,935	754,653
Discontinued Operations [Member]
Finance leases - amortization of ROU assets	$ 38,675	154,699	252,973
Finance leases - interest on lease liabilities	$ 101,583	414,993	426,374
Operating leases		3,243	13,648
Total lease cost, discontinued operations		572,935	692,995
Total lease cost		572,935	692,995
Continuing Operations [Member] | General and Administrative Expense [Member]
Operating leases		$ 0	$ 61,658